Note 20 - Income Taxes - Deductible Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	$ 188,019	$ 138,651
Non-capital losses [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	163,349	118,353
Excess of tax value of exploration and evaluation assets over book values [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	16,559	15,915
Financing fees [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	5,109	3,242
Other deductible temporary differences for which no deferred tax assets have been recognized [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	$ 3,002	$ 1,141